FINANCE COSTS—NET (Details) - EUR (€) € in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 02, 2021	Feb. 24, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Analysis of income and expense [line items]
Interest expense on borrowings			€ (26)	€ (32)	€ (56)	€ (64)
Interest expense on leases			(2)	(2)	(5)	(5)
Interest cost on pension and other benefits			(2)	(3)	(4)	(6)
Expenses on factoring arrangements			(2)	(3)	(4)	(6)
Net loss on settlement of debt			(6)	0	(23)	0
Realized and unrealized (losses) / gains on debt derivatives at fair value			(15)	(7)	0	1
Realized and unrealized exchange (losses) / gains on financing activities - net			16	8	0	(3)
Other finance expenses			(1)	(4)	(1)	(5)
Capitalized borrowing costs			1	1	1	1
Finance expenses			(37)	(42)	(92)	(87)
Finance costs - net			€ (37)	€ (42)	(92)	(87)
Redemption of senior notes					€ 863	€ 200	€ 200
Capitalization rate					5.00%	6.00%
Constellium SE Senior Notes
Analysis of income and expense [line items]
Interest expense on debt instruments issued					€ 50	€ 57
Borrowing costs recognised as expense					€ 2	€ 3
Senior Unsecured Notes due 2025
Analysis of income and expense [line items]
Redemption of senior notes		€ 650
Nominal rate		6.625%			6.625%
Debt redemption fees		€ 9
Write off of deferred debt costs		€ 8
Senior Unsecured Notes due 2024
Analysis of income and expense [line items]
Redemption of senior notes	€ 400
Nominal rate	5.75%				5.75%
Debt redemption fees	€ 3
Write off of deferred debt costs	€ 3